Loan Commitments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan commitments and lines of credit - Construction and land development [Member]
Outstanding loan commitments and letters of credit [Abstract]
Outstanding loan commitments and lines of credit	$ 5,486,662	$ 1,999,670	$ 8,569,169
Loan commitments and lines of credit - Other [Member]
Outstanding loan commitments and letters of credit [Abstract]
Outstanding loan commitments and lines of credit	22,177,291	22,346,026	21,164,229
Loan commitments and lines of credit [Member]
Outstanding loan commitments and letters of credit [Abstract]
Outstanding loan commitments and lines of credit	27,663,953	24,345,696	29,733,398
Standby letters of credit [Member]
Standby letters of credit [Abstract]
Standby letters of credit	$ 1,506,289	$ 1,486,677	$ 1,590,367